Regulatory Capital (Tables)	6 Months Ended
Apr. 30, 2024
Regulatory Capital [Abstract]
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory

capital positions as at April 30, 2024 and

October 31, 2023.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
April 30 October 31

2024 2023
Capital
Common Equity Tier 1 Capital $ 80,841 $ 82,317
Tier 1 Capital 90,988 92,752
Total Capital 102,973 103,648
Risk-weighted assets used in the calculation

of capital ratios
602,825 571,161
Capital and leverage ratios
Common Equity Tier 1 Capital ratio 13.4% 14.4%
Tier 1 Capital ratio 15.1 16.2
Total Capital ratio 17.1 18.1
Leverage ratio 4.3 4.4
TLAC Ratio 30.6 32.7
TLAC Leverage Ratio 8.7 8.9